UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22986

ETFS TRUST

(Exact name of registrant as specified in charter)

48 Wall Street

New York, New York 10005

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (212) 918-4954

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

ETFS Trust

ETFS Zacks Earnings Large-Cap U.S. Index Fund

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 100.2%

Aerospace & Defense - 7.9%
Lockheed Martin Corp.	83	19,897
Raytheon Co.	150	20,420
Textron, Inc.	558	22,180
TransDigm Group, Inc.*	78	22,551
United Technologies Corp.	198	20,117
		105,165
Air Freight & Logistics - 3.7%
C.H. Robinson Worldwide, Inc.	219	15,431
Expeditors International of Washington, Inc.	332	17,104
United Parcel Service, Inc., Class B	152	16,623
		49,158
Auto Components - 2.4%
Delphi Automotive plc	217	15,477
Lear Corp.	133	16,122
		31,599
Automobiles - 2.1%
Fiat Chrysler Automobiles NV	2,225	14,240
Ford Motor Co.	1,083	13,072
		27,312
Banks - 1.8%
Fifth Third Bancorp	201	4,112
JPMorgan Chase & Co.	57	3,796
KeyCorp	304	3,700
Regions Financial Corp.	427	4,214
Royal Bank of Canada	60	3,718
U.S. Bancorp	92	3,946
		23,486
Beverages - 1.3%
Molson Coors Brewing Co., Class B	81	8,894
PepsiCo, Inc.	78	8,484
		17,378
Biotechnology - 1.4%
Incyte Corp.*	97	9,146
Regeneron Pharmaceuticals, Inc.*	23	9,247
		18,393
Building Products - 1.4%
Masco Corp.	529	18,150

Capital Markets - 0.6%
Invesco Ltd.	138	4,315
T. Rowe Price Group, Inc.	46	3,059
		7,374
Chemicals - 2.4%
Albemarle Corp.	128	10,943
Ecolab, Inc.	85	10,346
Praxair, Inc.	90	10,874
		32,163
Commercial Services & Supplies - 1.7%
Republic Services, Inc.	228	11,502
Waste Management, Inc.	176	11,222
		22,724
Construction Materials - 2.3%
Martin Marietta Materials, Inc.	85	15,225
Vulcan Materials Co.	136	15,467
		30,692

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Zacks Earnings Large-Cap U.S. Index Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Consumer Finance - 1.1%
American Express Co.	58	3,714
Capital One Financial Corp.	52	3,735
Discover Financial Services	70	3,959
Synchrony Financial	139	3,892
		15,300
Containers & Packaging - 2.0%
Ball Corp.	180	14,751
International Paper Co.	236	11,323
		26,074
Distributors - 1.1%
LKQ Corp.*	429	15,212

Diversified Telecommunication Services - 0.5%
CenturyLink, Inc.	234	6,419

Electric Utilities - 1.9%
Exelon Corp.	240	7,989
Southern Co. (The)	167	8,567
Xcel Energy, Inc.	206	8,475
		25,031
Electrical Equipment - 2.2%
Eaton Corp. plc	228	14,982
Rockwell Automation, Inc.	119	14,558
		29,540
Equity Real Estate Investment Trusts (REITs) - 2.6%
Duke Realty Corp.	133	3,635
General Growth Properties, Inc.	112	3,091
HCP, Inc.	100	3,795
Host Hotels & Resorts, Inc.	213	3,316
Kimco Realty Corp.	127	3,677
Weyerhaeuser Co.	548	17,503
		35,017
Food & Staples Retailing - 1.9%
Kroger Co. (The)	252	7,479
Sysco Corp.	160	7,842
Wal-Mart Stores, Inc.	125	9,015
		24,336
Food Products - 2.2%
ConAgra Foods, Inc.	171	8,056
Hershey Co. (The)	73	6,979
J.M. Smucker Co. (The)	54	7,319
Mead Johnson Nutrition Co.	90	7,111
		29,465
Gas Utilities - 0.7%
UGI Corp.	200	9,048

Health Care Equipment & Supplies - 4.4%
Boston Scientific Corp.*	349	8,306
Danaher Corp.	267	20,930
Hologic, Inc.*	235	9,125
IDEXX Laboratories, Inc.*	88	9,920
Varian Medical Systems, Inc.*	99	9,854
		58,135

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Zacks Earnings Large-Cap U.S. Index Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Health Care Providers & Services - 0.5%
DaVita, Inc.*	99	6,541

Health Care Technology - 0.6%
Cerner Corp.*	132	8,151

Hotels, Restaurants & Leisure - 4.7%
Aramark	258	9,812
Hilton Worldwide Holdings, Inc.	518	11,878
McDonald’s Corp.	74	8,537
MGM Resorts International*	515	13,405
Starbucks Corp.	161	8,716
Yum! Brands, Inc.	110	9,989
		62,337
Household Durables - 1.2%
D.R. Horton, Inc.	520	15,704

Household Products - 0.6%
Colgate-Palmolive Co.	111	8,229

Industrial Conglomerates - 3.1%
3M Co.	115	20,266
Honeywell International, Inc.	172	20,054
		40,320
Insurance - 1.4%
Aflac, Inc.	56	4,025
Arthur J Gallagher & Co.	74	3,764
Marsh & McLennan Cos., Inc.	51	3,430
Progressive Corp. (The)	95	2,992
Unum Group	115	4,061
		18,272
Internet & Direct Marketing Retail - 0.5%
Liberty Interactive Corp. QVC Group, Class A*	357	7,144

Internet Software & Services - 1.5%
Akamai Technologies, Inc.*	121	6,412
Facebook, Inc., Class A*	60	7,696
VeriSign, Inc.*	78	6,103
		20,211
IT Services - 3.4%
Automatic Data Processing, Inc.	127	11,202
Paychex, Inc.	197	11,400
Total System Services, Inc.	219	10,326
Western Union Co. (The)	609	12,679
		45,607
Machinery - 3.5%
PACCAR, Inc.	262	15,400
Pentair plc	236	15,161
Xylem, Inc.	304	15,945
		46,506
Media - 3.7%
Comcast Corp., Class A	179	11,875
Discovery Communications, Inc., Class A*	462	12,437
Omnicom Group, Inc.	143	12,155
Sirius XM Holdings, Inc.*	2,954	12,318
		48,785
Metals & Mining - 3.0%
Agnico Eagle Mines Ltd.	191	10,348
Franco-Nevada Corp.	134	9,363
Newmont Mining Corp.	262	10,294
Nucor Corp.	204	10,088
		40,093

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Zacks Earnings Large-Cap U.S. Index Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Annaly Capital Management, Inc.	320	3,360

Multi-Utilities - 3.2%
CenterPoint Energy, Inc.	379	8,804
CMS Energy Corp.	203	8,528
Consolidated Edison, Inc.	112	8,434
Dominion Resources, Inc.	116	8,615
Public Service Enterprise Group, Inc.	195	8,165
		42,546
Oil, Gas & Consumable Fuels - 5.4%
Antero Resources Corp.*	314	8,462
Cabot Oil & Gas Corp.	317	8,179
Continental Resources, Inc.*	181	9,405
Devon Energy Corp.	226	9,969
Kinder Morgan, Inc.	433	10,015
Newfield Exploration Co.*	185	8,040
Range Resources Corp.	189	7,324
Spectra Energy Corp.	224	9,576
		70,970
Personal Products - 0.6%
Estee Lauder Cos., Inc. (The), Class A	91	8,059

Pharmaceuticals - 1.3%
Merck & Co., Inc.	141	8,800
Pfizer, Inc.	236	7,993
		16,793
Road & Rail - 2.8%
Canadian National Railway Co.	276	18,051
CSX Corp.	626	19,093
		37,144
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.	283	8,533
Linear Technology Corp.	146	8,656
		17,189
Software - 3.4%
ANSYS, Inc.*	74	6,853
Microsoft Corp.	132	7,603
Red Hat, Inc.*	93	7,517
salesforce.com, Inc.*	85	6,063
ServiceNow, Inc.*	103	8,153
Workday, Inc., Class A*	90	8,252
		44,441
Specialty Retail - 1.4%
Ross Stores, Inc.	159	10,224
TJX Cos., Inc. (The)	117	8,749
		18,973
Textiles, Apparel & Luxury Goods - 1.6%
lululemon athletica, Inc.*	158	9,635
Michael Kors Holdings Ltd.*	235	10,995
		20,630

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Zacks Earnings Large-Cap U.S. Index Fund

Schedule of Investments (concluded)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Trading Companies & Distributors - 1.7%
Fastenal Co.	205	8,565
W.W. Grainger, Inc.	60	13,490
		22,055

TOTAL COMMON STOCKS (Cost $1,221,655)		1,327,231

MASTER LIMITED PARTNERSHIPS - 1.1%

Oil, Gas & Consumable Fuels - 1.1%
Enterprise Products Partners LP	279	7,708
Magellan Midstream Partners LP	108	7,640

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $16,759)		15,348

Total Investments - 101.3% (Cost $1,238,414)		1,342,579
Liabilities Less Other Assets - (1.3%)		(17,564)
Net assets - 100.0%		1,325,015

*	Non-income producing security.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$128,676
Aggregate gross unrealized depreciation	(24,462)
Net unrealized appreciation	$104,214
Federal income tax cost of investments	$1,238,365

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Zacks Earnings Small-Cap U.S. Index Fund

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 100.3%

Aerospace & Defense - 6.8%
B/E Aerospace, Inc.	853	44,066
Spirit AeroSystems Holdings, Inc., Class A*	915	40,754
		84,820
Airlines - 2.0%
Spirit Airlines, Inc.*	585	24,880

Auto Components - 7.5%
BorgWarner, Inc.	889	31,275
Goodyear Tire & Rubber Co. (The)	1,023	33,043
Visteon Corp.	399	28,592
		92,910
Banks - 1.3%
Huntington Bancshares, Inc.	383	3,776
Signature Bank*	28	3,317
SVB Financial Group*	36	3,979
Zions Bancorp	136	4,219
		15,291
Biotechnology - 5.3%
ACADIA Pharmaceuticals, Inc.*	156	4,962
Agios Pharmaceuticals, Inc.*	107	5,652
Alkermes plc*	107	5,032
Exact Sciences Corp.*	378	7,020
Intercept Pharmaceuticals, Inc.*	31	5,102
Intrexon Corp.*	188	5,268
Ionis Pharmaceuticals, Inc.*	199	7,291
Kite Pharma, Inc.*	92	5,139
OPKO Health, Inc.*	496	5,253
Sarepta Therapeutics, Inc.*	243	14,923
		65,642
Building Products - 0.9%
Owens Corning	219	11,693

Capital Markets - 0.9%
E*TRADE Financial Corp.*	147	4,280
Legg Mason, Inc.	116	3,884
MSCI, Inc.	39	3,274
		11,438
Chemicals - 0.7%
Westlake Chemical Corp.	167	8,935

Communications Equipment - 0.8%
Arista Networks, Inc.*	46	3,914
Brocade Communications Systems, Inc.	318	2,935
Ciena Corp.*	156	3,401
		10,250
Construction & Engineering - 2.7%
Chicago Bridge & Iron Co. NV	324	9,082
Dycom Industries, Inc.*	125	10,222
Quanta Services, Inc.*	486	13,603
		32,907
Containers & Packaging - 2.5%
Berry Plastics Group, Inc.*	338	14,821
Packaging Corp. of America	196	15,927
		30,748
Diversified Financial Services - 0.3%
Voya Financial, Inc.	139	4,006

Diversified Telecommunication Services - 1.3%
Frontier Communications Corp.	3,987	16,586

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Zacks Earnings Small-Cap U.S. Index Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Electric Utilities - 1.4%
Great Plains Energy, Inc.	647	17,657

Electrical Equipment - 0.3%
Sensata Technologies Holding NV*	83	3,219

Electronic Equipment, Instruments & Components - 0.3%
Fitbit, Inc., Class A*	238	3,532

Energy Equipment & Services - 2.0%
FMC Technologies, Inc.*	189	5,608
Noble Corp. plc	637	4,038
Oceaneering International, Inc.	175	4,814
Patterson-UTI Energy, Inc.	246	5,503
Transocean Ltd.*	441	4,701
		24,664
Equity Real Estate Investment Trusts (REITs) - 2.9%
Apartment Investment & Management Co., Class A	77	3,535
CubeSmart	110	2,999
CyrusOne, Inc.	61	2,902
DCT Industrial Trust, Inc.	71	3,447
DDR Corp.	190	3,312
EPR Properties	43	3,386
Gaming and Leisure Properties, Inc.	99	3,312
Highwoods Properties, Inc.	65	3,388
Life Storage, Inc.	33	2,935
National Retail Properties, Inc.	66	3,356
STORE Capital Corp.	116	3,418
		35,990
Food & Staples Retailing - 0.5%
Sprouts Farmers Market, Inc.*	286	5,906

Food Products - 5.3%
Hain Celestial Group, Inc. (The)*	528	18,786
Post Holdings, Inc.*	317	24,463
TreeHouse Foods, Inc.*	255	22,233
		65,482
Health Care Equipment & Supplies - 0.9%
ABIOMED, Inc.*	43	5,529
DexCom, Inc.*	63	5,522
		11,051
Health Care Providers & Services - 1.0%
Amsurg Corp.*	60	4,023
Tenet Healthcare Corp.*	167	3,784
WellCare Health Plans, Inc.*	43	5,035
		12,842
Health Care Technology - 0.6%
athenahealth, Inc.*	31	3,910
Veeva Systems, Inc., Class A*	86	3,550
		7,460
Hotels, Restaurants & Leisure - 3.3%
Brinker International, Inc.	149	7,514

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Zacks Earnings Small-Cap U.S. Index Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Dave & Buster’s Entertainment, Inc.*	140	5,485
Jack in the Box, Inc.	76	7,292
Panera Bread Co., Class A*	31	6,036
Vail Resorts, Inc.	94	14,747
		41,074
Household Durables - 3.6%
GoPro, Inc., Class A*	1,214	20,249
PulteGroup, Inc.	554	11,102
Toll Brothers, Inc.*	417	12,452
		43,803
Independent Power and Renewable Electricity Producers - 2.4%
Dynegy, Inc.*	1,153	14,285
NRG Energy, Inc.	1,314	14,730
		29,015
Internet Software & Services - 1.9%
MercadoLibre, Inc.	46	8,509
Pandora Media, Inc.*	235	3,367
Rackspace Hosting, Inc.*	141	4,468
Yandex NV, Class A*	133	2,800
Yelp, Inc.*	96	4,003
		23,147
IT Services - 0.8%
Computer Sciences Corp.	60	3,132
Sabre Corp.	109	3,072
Teradata Corp.*	136	4,216
		10,420
Leisure Products - 1.0%
Smith & Wesson Holding Corp.*	483	12,843

Machinery - 6.1%
AGCO Corp.	279	13,760
Flowserve Corp.	291	14,038
Joy Global, Inc.	621	17,227
Wabtec Corp.	373	30,455
		75,480
Media - 0.9%
AMC Networks, Inc., Class A*	217	11,254

Metals & Mining - 5.9%
AK Steel Holding Corp.*	1,537	7,424
Cliffs Natural Resources, Inc.*	1,263	7,388
Coeur Mining, Inc.*	672	7,950
First Majestic Silver Corp.*	527	5,428
Kinross Gold Corp.*	1,466	6,172
Pan American Silver Corp.	435	7,665
Royal Gold, Inc.	100	7,743
Steel Dynamics, Inc.	293	7,322
Teck Resources Ltd., Class B	545	9,826
Yamana Gold, Inc.	1,377	5,935
		72,853
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
American Capital Agency Corp.	174	3,400
Colony Capital, Inc.	223	4,065
		7,465
Multiline Retail - 0.5%
Big Lots, Inc.	131	6,255

Oil, Gas & Consumable Fuels - 4.8%
Carrizo Oil & Gas, Inc.*	147	5,971
Denbury Resources, Inc.*	1,462	4,722
Diamondback Energy, Inc.*	58	5,599
Gulfport Energy Corp.*	184	5,198
Parsley Energy, Inc., Class A*	195	6,535
PDC Energy, Inc.*	87	5,834
Rice Energy, Inc.*	239	6,240
Southwestern Energy Co.*	418	5,785
Targa Resources Corp.	125	6,139
WPX Energy, Inc.*	565	7,453
		59,476

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Zacks Earnings Small-Cap U.S. Index Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Professional Services - 3.4%
ManpowerGroup, Inc.	306	22,111
Robert Half International, Inc.	516	19,536
		41,647
Real Estate Management & Development - 0.3%
Realogy Holdings Corp.	118	3,051

Road & Rail - 4.0%
Avis Budget Group, Inc.*	610	20,868
Ryder System, Inc.	430	28,359
		49,227
Semiconductors & Semiconductor Equipment - 1.2%
Advanced Micro Devices, Inc.*	567	3,918
Ambarella, Inc.*	57	4,196
Integrated Device Technology, Inc.*	145	3,349
Qorvo, Inc.*	53	2,954
		14,417
Software - 3.3%
Cadence Design Systems, Inc.*	121	3,089
CyberArk Software Ltd.*	61	3,024
FireEye, Inc.*	177	2,607
Fortinet, Inc.*	93	3,434
Guidewire Software, Inc.*	46	2,759
Manhattan Associates, Inc.*	45	2,593
NetSuite, Inc.*	40	4,428
Tableau Software, Inc., Class A*	60	3,316
Take-Two Interactive Software, Inc.*	346	15,598
		40,848
Specialty Retail - 3.0%
American Eagle Outfitters, Inc.	414	7,394
Dick’s Sporting Goods, Inc.	147	8,338
Staples, Inc.	762	6,515
Urban Outfitters, Inc.*	238	8,216
Williams-Sonoma, Inc.	125	6,385
		36,848
Technology Hardware, Storage & Peripherals - 0.3%
NetApp, Inc.	119	4,263

Textiles, Apparel & Luxury Goods - 0.9%
Carter’s, Inc.	122	10,579

Trading Companies & Distributors - 3.9%
AerCap Holdings NV*	102	3,926
HD Supply Holdings, Inc.*	378	12,088
Herc Holdings, Inc.*	578	19,479
United Rentals, Inc.*	167	13,108
		48,601

TOTAL COMMON STOCKS (Cost $1,138,492)		1,240,475

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Zacks Earnings Small-Cap U.S. Index Fund

Schedule of Investments (concluded)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
MASTER LIMITED PARTNERSHIP - 0.3%

Capital Markets - 0.3%
KKR & Co. LP (Cost $3,343)	277	3,950

Total Investments - 100.6% (Cost $1,141,835)		1,244,425
Liabilities Less Other Assets - (0.6%)		(7,446)
Net assets - 100.0%		1,236,979

*	Non-income producing security.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$133,264
Aggregate gross unrealized depreciation	(52,702)
Net unrealized appreciation	$80,562
Federal income tax cost of investments	$1,163,863

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor U.S. Large Cap Index Fund

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 100.3%

Aerospace & Defense - 2.0%
Boeing Co. (The)	106	13,964
General Dynamics Corp.	62	9,620
L-3 Communications Holdings, Inc.	193	29,091
Lockheed Martin Corp.	48	11,507
Northrop Grumman Corp.	41	8,772
Raytheon Co.	83	11,299
Rockwell Collins, Inc.	168	14,169
Textron, Inc.	218	8,665
TransDigm Group, Inc.*	149	43,079
United Technologies Corp.	37	3,759
		153,925
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	586	41,290
Expeditors International of Washington, Inc.	585	30,139
FedEx Corp.	60	10,481
United Parcel Service, Inc., Class B	72	7,874
		89,784
Airlines - 0.6%
Alaska Air Group, Inc.	128	8,430
Delta Air Lines, Inc.	306	12,044
Southwest Airlines Co.	351	13,650
United Continental Holdings, Inc.*	174	9,130
		43,254
Auto Components - 0.6%
Autoliv, Inc.	212	22,641
BorgWarner, Inc.	193	6,790
Goodyear Tire & Rubber Co. (The)	220	7,106
Lear Corp.	100	12,122
		48,659
Automobiles - 0.3%
Ford Motor Co.	670	8,087
General Motors Co.	135	4,289
Harley-Davidson, Inc.	81	4,260
Tesla Motors, Inc.*	36	7,345
		23,981
Banks - 4.2%
Bank of America Corp.	589	9,218
BB&T Corp.	585	22,066
CIT Group, Inc.	651	23,631
Citigroup, Inc.	94	4,440
Citizens Financial Group, Inc.	435	10,749
Comerica, Inc.	497	23,518
Fifth Third Bancorp	1,239	25,350
First Republic Bank	387	29,842
Huntington Bancshares, Inc.	3,626	35,752
JPMorgan Chase & Co.	324	21,575
KeyCorp	1,294	15,748
M&T Bank Corp.	317	36,804
PNC Financial Services Group, Inc. (The)	201	18,108
Regions Financial Corp.	1,948	19,227
SunTrust Banks, Inc.	180	7,884
U.S. Bancorp	306	13,124
Wells Fargo & Co.	273	12,088
		329,124
Beverages - 1.6%
Brown-Forman Corp., Class B	318	15,086
Coca-Cola Co. (The)	453	19,171
Constellation Brands, Inc., Class A	92	15,317
Dr. Pepper Snapple Group, Inc.	267	24,380
Molson Coors Brewing Co., Class B	232	25,474
Monster Beverage Corp.*	53	7,781
PepsiCo, Inc.	146	15,880
		123,089

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor U.S. Large Cap Index Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Biotechnology - 0.2%
BioMarin Pharmaceutical, Inc.*	66	6,106
Incyte Corp.*	82	7,732
		13,838
Building Products - 0.3%
Fortune Brands Home & Security, Inc.	168	9,761
Masco Corp.	424	14,547
		24,308
Capital Markets - 3.0%
Ameriprise Financial, Inc.	46	4,589
Bank of New York Mellon Corp. (The)	489	19,501
BlackRock, Inc.	13	4,712
Charles Schwab Corp. (The)	264	8,334
CME Group, Inc.	536	56,023
E*TRADE Financial Corp.*	259	7,542
Franklin Resources, Inc.	200	7,114
Goldman Sachs Group, Inc. (The)	85	13,708
Intercontinental Exchange, Inc.	111	29,899
Invesco Ltd.	296	9,256
Moody’s Corp.	68	7,363
Morgan Stanley	171	5,482
Nasdaq, Inc.	318	21,478
Northern Trust Corp.	317	21,553
S&P Global, Inc.	46	5,822
State Street Corp.	74	5,153
TD Ameritrade Holding Corp.	257	9,057
		236,586
Chemicals - 2.1%
Air Products & Chemicals, Inc.	31	4,661
Albemarle Corp.	121	10,344
Ashland Global Holdings, Inc.	182	21,103
Celanese Corp., Series A	256	17,039
Dow Chemical Co. (The)	141	7,308
Eastman Chemical Co.	129	8,731
Ecolab, Inc.	90	10,955
Ingevity Corp.*	7	323
International Flavors & Fragrances, Inc.	163	23,304
Monsanto Co.	132	13,490
Mosaic Co. (The)	491	12,010
Praxair, Inc.	68	8,217
Sherwin-Williams Co. (The)	44	12,173
Valspar Corp. (The)	134	14,213
		163,871
Commercial Services & Supplies - 0.9%
Cintas Corp.	53	5,968

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor U.S. Large Cap Index Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Republic Services, Inc.	917	46,263
Stericycle, Inc.*	89	7,132
Waste Management, Inc.	235	14,984
		74,347
Communications Equipment - 1.4%
Cisco Systems, Inc.	423	13,417
F5 Networks, Inc.*	90	11,218
Harris Corp.	247	22,628
Juniper Networks, Inc.	918	22,087
Motorola Solutions, Inc.	410	31,275
Palo Alto Networks, Inc.*	69	10,994
		111,619
Construction & Engineering - 0.1%
Fluor Corp.	163	8,365

Construction Materials - 0.7%
Martin Marietta Materials, Inc.	133	23,822
Vulcan Materials Co.	304	34,574
		58,396
Consumer Finance - 0.5%
Ally Financial, Inc.	556	10,825
American Express Co.	106	6,788
Capital One Financial Corp.	97	6,968
Discover Financial Services	257	14,533
		39,114
Containers & Packaging - 0.6%
Ball Corp.	228	18,684
International Paper Co.	150	7,197
Sealed Air Corp.	235	10,768
WestRock Co.	150	7,272
		43,921
Distributors - 0.4%
Genuine Parts Co.	142	14,264
LKQ Corp.*	405	14,361
		28,625
Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc., Class B*	114	16,470

Diversified Telecommunication Services - 1.5%
AT&T, Inc.	1,176	47,757
CenturyLink, Inc.	362	9,930
Level 3 Communications, Inc.*	238	11,038
SBA Communications Corp., Class A*	256	28,713
Verizon Communications, Inc.	308	16,010
		113,448
Electric Utilities - 5.5%
Alliant Energy Corp.	490	18,772
American Electric Power Co., Inc.	321	20,611
Duke Energy Corp.	585	46,823
Edison International	473	34,174
Entergy Corp.	423	32,457
Eversource Energy	542	29,366
Exelon Corp.	1,165	38,783
FirstEnergy Corp.	699	23,123
NextEra Energy, Inc.	139	17,002
PG&E Corp.	443	27,098
Pinnacle West Capital Corp.	250	18,998
PPL Corp.	482	16,663
Southern Co. (The)	932	47,812
Westar Energy, Inc.	368	20,884
Xcel Energy, Inc.	823	33,858
		426,424

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor U.S. Large Cap Index Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Electrical Equipment - 0.4%
Acuity Brands, Inc.	33	8,732
AMETEK, Inc.	199	9,508
Eaton Corp. plc	70	4,600
Emerson Electric Co.	84	4,579
Rockwell Automation, Inc.	45	5,505
		32,924
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	262	17,009
Corning, Inc.	261	6,173
TE Connectivity Ltd.	170	10,944
		34,126
Energy Equipment & Services - 0.4%
Baker Hughes, Inc.	136	6,864
Halliburton Co.	141	6,328
National Oilwell Varco, Inc.	281	10,324
Schlumberger Ltd.	91	7,156
		30,672
Equity Real Estate Investment Trusts (REITs) - 7.9%
Alexandria Real Estate Equities, Inc.	84	9,137
American Tower Corp.	106	12,013
AvalonBay Communities, Inc.	184	32,723
Boston Properties, Inc.	76	10,358
Brixmor Property Group, Inc.	338	9,393
Crown Castle International Corp.	229	21,574
Digital Realty Trust, Inc.	398	38,654
Duke Realty Corp.	322	8,800
Equinix, Inc.	28	10,087
Equity Residential	367	23,609
Essex Property Trust, Inc.	127	28,283
Extra Space Storage, Inc.	204	16,200
Federal Realty Investment Trust	130	20,011
General Growth Properties, Inc.	704	19,430
HCP, Inc.	333	12,637
Host Hotels & Resorts, Inc.	472	7,349
Kimco Realty Corp.	651	18,846
Macerich Co. (The)	415	33,561
Prologis, Inc.	276	14,777
Public Storage	50	11,157
Realty Income Corp.	844	56,489
Simon Property Group, Inc.	52	10,765
SL Green Realty Corp.	145	15,675
UDR, Inc.	697	25,085
Ventas, Inc.	561	39,623
VEREIT, Inc.	4,604	47,743
Vornado Realty Trust	96	9,716
Welltower, Inc.	554	41,423
Weyerhaeuser Co.	385	12,297
		617,415
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	96	14,641
CVS Health Corp.	200	17,798
Kroger Co. (The)	516	15,315
Rite Aid Corp.*	1,352	10,397
Sysco Corp.	385	18,869

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor U.S. Large Cap Index Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Walgreens Boots Alliance, Inc.	264	21,283
Wal-Mart Stores, Inc.	310	22,357
Whole Foods Market, Inc.	185	5,245
		125,905
Food Products - 4.6%
Archer-Daniels-Midland Co.	124	5,229
Bunge Ltd.	572	33,879
Campbell Soup Co.	566	30,960
ConAgra Foods, Inc.	924	43,530
General Mills, Inc.	215	13,734
Hershey Co. (The)	170	16,252
Hormel Foods Corp.	582	22,075
Ingredion, Inc.	93	12,374
J.M. Smucker Co. (The)	233	31,581
Kellogg Co.	346	26,805
Kraft Heinz Co. (The)	115	10,294
McCormick & Co., Inc. (Non-Voting)	388	38,769
Mondelez International, Inc., Class A	364	15,980
Tyson Foods, Inc., Class A	753	56,226
WhiteWave Foods Co. (The)*	76	4,137
		361,825
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	284	12,010
Baxter International, Inc.	586	27,894
Becton, Dickinson and Co.	137	24,623
Boston Scientific Corp.*	344	8,187
C.R. Bard, Inc.	115	25,792
Cooper Cos., Inc. (The)	63	11,293
Danaher Corp.	262	20,538
DENTSPLY SIRONA, Inc.	410	24,366
Edwards Lifesciences Corp.*	82	9,886
Hologic, Inc.*	366	14,212
Intuitive Surgical, Inc.*	26	18,846
Medtronic plc	190	16,416
ResMed, Inc.	261	16,910
Stryker Corp.	92	10,710
Varian Medical Systems, Inc.*	290	28,864
Zimmer Biomet Holdings, Inc.	131	17,033
		287,580
Health Care Providers & Services - 4.8%
Aetna, Inc.	310	35,790
AmerisourceBergen Corp.	139	11,228
Anthem, Inc.	184	23,057
Cardinal Health, Inc.	138	10,723
Centene Corp.*	97	6,495
Cigna Corp.	204	26,585
DaVita, Inc.*	378	24,974
Express Scripts Holding Co.*	367	25,885
Henry Schein, Inc.*	103	16,787
Humana, Inc.	90	15,920
Laboratory Corp. of America Holdings*	345	47,431
McKesson Corp.	51	8,504
Quest Diagnostics, Inc.	670	56,702
UnitedHealth Group, Inc.	215	30,100
Universal Health Services, Inc., Class B	286	35,241
		375,422
Health Care Technology - 0.1%
Cerner Corp.*	93	5,742

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor U.S. Large Cap Index Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Hotels, Restaurants & Leisure - 2.1%
Carnival Corp.	264	12,888
Chipotle Mexican Grill, Inc.*	36	15,246
Darden Restaurants, Inc.	272	16,679
Hilton Worldwide Holdings, Inc.	336	7,704
Interval Leisure Group, Inc.	22	378
Marriott International, Inc., Class A	203	13,668
McDonald’s Corp.	260	29,994
MGM Resorts International*	719	18,716
Royal Caribbean Cruises Ltd.	176	13,191
Starbucks Corp.	308	16,675
Wyndham Worldwide Corp.	157	10,571
Yum! Brands, Inc.	129	11,715
		167,425
Household Durables - 0.7%
D.R. Horton, Inc.	476	14,375
Lennar Corp., Class A	157	6,647
Mohawk Industries, Inc.*	86	17,229
Newell Brands, Inc.	213	11,217
Whirlpool Corp.	54	8,757
		58,225
Household Products - 1.6%
Church & Dwight Co., Inc.	627	30,046
Clorox Co. (The)	420	52,575
Colgate-Palmolive Co.	214	15,866
Kimberly-Clark Corp.	100	12,614
Procter & Gamble Co. (The)	189	16,963
		128,064
Industrial Conglomerates - 0.8%
3M Co.	56	9,869
General Electric Co.	642	19,016
Honeywell International, Inc.	73	8,511
Roper Technologies, Inc.	157	28,648
		66,044
Insurance - 6.8%
Aflac, Inc.	271	19,477
Alleghany Corp.*	42	22,051
Allstate Corp. (The)	231	15,981
American International Group, Inc.	282	16,734
Aon plc	156	17,548
Arch Capital Group Ltd.*	774	61,347
Arthur J Gallagher & Co.	482	24,519
Chubb Ltd.	168	21,109
Cincinnati Financial Corp.	407	30,696
Everest Re Group Ltd.	130	24,696
FNF Group	568	20,965
Hartford Financial Services Group, Inc. (The)	495	21,196
Lincoln National Corp.	190	8,926
Loews Corp.	530	21,809
Markel Corp.*	58	53,869
Marsh & McLennan Cos., Inc.	167	11,231
MetLife, Inc.	91	4,043
Principal Financial Group, Inc.	208	10,714
Progressive Corp. (The)	952	29,988
Prudential Financial, Inc.	64	5,226

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor U.S. Large Cap Index Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Travelers Cos., Inc. (The)	168	19,244
Unum Group	427	15,077
Willis Towers Watson plc	218	28,944
XL Group Ltd.	631	21,221
		526,611
Internet & Direct Marketing Retail - 0.7%
Amazon.com, Inc.*	13	10,885
Expedia, Inc.	159	18,558
Liberty Interactive Corp. QVC Group, Class A*	352	7,044
Netflix, Inc.*	68	6,701
Priceline Group, Inc. (The)*	5	7,357
TripAdvisor, Inc.*	92	5,813
		56,358
Internet Software & Services - 0.7%
Akamai Technologies, Inc.*	149	7,896
Alphabet, Inc., Class A*	8	6,432
Facebook, Inc., Class A*	68	8,722
Twitter, Inc.*	439	10,119
VeriSign, Inc.*	173	13,536
Yahoo!, Inc.*	241	10,387
		57,092
IT Services - 3.5%
Accenture plc, Class A	72	8,796
Alliance Data Systems Corp.*	24	5,149
Amdocs Ltd.	888	51,371
Automatic Data Processing, Inc.	100	8,820
Broadridge Financial Solutions, Inc.	88	5,965
Fidelity National Information Services, Inc.	209	16,099
Fiserv, Inc.*	83	8,256
FleetCor Technologies, Inc.*	82	14,246
Gartner, Inc.*	132	11,675
Global Payments, Inc.	196	15,045
International Business Machines Corp.	95	15,091
MasterCard, Inc., Class A	91	9,261
Paychex, Inc.	303	17,535
PayPal Holdings, Inc.*	166	6,801
Total System Services, Inc.	351	16,550
Vantiv, Inc., Class A*	409	23,014
Visa, Inc., Class A	124	10,255
Western Union Co. (The)	351	7,308
Xerox Corp.	1,913	19,379
		270,616
Leisure Products - 0.5%
Hasbro, Inc.	179	14,200
Mattel, Inc.	800	24,224
		38,424
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	190	8,947
Mettler-Toledo International, Inc.*	42	17,633
Thermo Fisher Scientific, Inc.	125	19,883
Waters Corp.*	213	33,758
		80,221
Machinery - 2.1%
Caterpillar, Inc.	57	5,060
Cummins, Inc.	45	5,767
Deere & Co.	358	30,555
Dover Corp.	139	10,236
Illinois Tool Works, Inc.	90	10,786
Ingersoll-Rand plc	152	10,327
Parker-Hannifin Corp.	82	10,293
Pentair plc	102	6,552
Snap-on, Inc.	93	14,132
Stanley Black & Decker, Inc.	317	38,985
Xylem, Inc.	346	18,148
		160,841

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor U.S. Large Cap Index Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Media - 1.8%
Charter Communications, Inc., Class A*	17	4,590
Comcast Corp., Class A	369	24,479
DISH Network Corp., Class A*	179	9,806
Interpublic Group of Cos., Inc. (The)	581	12,985
Liberty Global plc, Class A*	616	21,055
Omnicom Group, Inc.	109	9,265
Sirius XM Holdings, Inc.*	4,923	20,529
Time Warner, Inc.	164	13,056
Twenty-First Century Fox, Inc., Class A	162	3,924
Walt Disney Co. (The)	221	20,522
		140,211
Metals & Mining - 1.4%
Alcoa, Inc.	1,415	14,348
Newmont Mining Corp.	2,219	87,184
Nucor Corp.	126	6,231
		107,763
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
Annaly Capital Management, Inc.	6,911	72,566

Multiline Retail - 1.3%
Dollar General Corp.	119	8,329
Dollar Tree, Inc.*	231	18,233
Kohl’s Corp.	629	27,519
Macy’s, Inc.	278	10,300
Target Corp.	517	35,507
		99,888
Multi-Utilities - 3.7%
Ameren Corp.	548	26,951
CenterPoint Energy, Inc.	1,439	33,428
CMS Energy Corp.	789	33,146
Consolidated Edison, Inc.	593	44,653
Dominion Resources, Inc.	161	11,957
DTE Energy Co.	319	29,881
NiSource, Inc.	657	15,840
Public Service Enterprise Group, Inc.	480	20,097
SCANA Corp.	316	22,869
Sempra Energy	109	11,684
WEC Energy Group, Inc.	672	40,239
		290,745
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.	90	5,702
Cabot Oil & Gas Corp.	419	10,810
California Resources Corp.*	4	50
Chevron Corp.	96	9,880
Cimarex Energy Co.	99	13,303
Concho Resources, Inc.*	346	47,523
ConocoPhillips	112	4,869

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor U.S. Large Cap Index Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Devon Energy Corp.	116	5,117
EOG Resources, Inc.	84	8,124
EQT Corp.	207	15,032
Exxon Mobil Corp.	321	28,017
Kinder Morgan, Inc.	265	6,129
Marathon Oil Corp.	525	8,300
Marathon Petroleum Corp.	212	8,605
Occidental Petroleum Corp.	344	25,085
ONEOK, Inc.	191	9,816
Phillips 66	166	13,371
Pioneer Natural Resources Co.	114	21,164
Spectra Energy Corp.	193	8,251
Tesoro Corp.	208	16,549
Valero Energy Corp.	295	15,635
		281,332
Personal Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A	273	24,177

Pharmaceuticals - 2.0%
Allergan plc*	32	7,370
Bristol-Myers Squibb Co.	187	10,083
Eli Lilly & Co.	291	23,356
Johnson & Johnson	110	12,994
Mallinckrodt plc*	166	11,583
Merck & Co., Inc.	465	29,021
Perrigo Co. plc	90	8,310
Pfizer, Inc.	978	33,125
Zoetis, Inc.	442	22,988
		158,830
Professional Services - 1.1%
Equifax, Inc.	171	23,013
Nielsen Holdings plc	580	31,071
Verisk Analytics, Inc.*	380	30,886
		84,970
Real Estate Management & Development - 0.0%(a)
CBRE Group, Inc., Class A*	142	3,973

Road & Rail - 0.4%
J.B. Hunt Transport Services, Inc.	144	11,684
Kansas City Southern	105	9,798
Norfolk Southern Corp.	61	5,921
		27,403
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom Ltd.	38	6,556
Intel Corp.	242	9,135
KLA-Tencor Corp.	129	8,993
Lam Research Corp.	111	10,513
Linear Technology Corp.	230	13,637
Maxim Integrated Products, Inc.	484	19,326
Microchip Technology, Inc.	110	6,835
Micron Technology, Inc.*	695	12,357
NVIDIA Corp.	101	6,920
Qorvo, Inc.*	93	5,184
QUALCOMM, Inc.	80	5,480
Skyworks Solutions, Inc.	138	10,507
Texas Instruments, Inc.	137	9,615
Xilinx, Inc.	224	12,172
		137,230

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor U.S. Large Cap Index Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Software - 2.6%
Activision Blizzard, Inc.	461	20,422
Adobe Systems, Inc.*	49	5,319
ANSYS, Inc.*	126	11,669
Autodesk, Inc.*	201	14,538
CA, Inc.	436	14,423
Check Point Software Technologies Ltd.*	365	28,328
Citrix Systems, Inc.*	269	22,924
Electronic Arts, Inc.*	103	8,796
Intuit, Inc.	108	11,881
Microsoft Corp.	93	5,357
Red Hat, Inc.*	87	7,032
salesforce.com, Inc.*	74	5,278
ServiceNow, Inc.*	104	8,232
Symantec Corp.	871	21,862
Synopsys, Inc.*	175	10,386
Workday, Inc., Class A*	100	9,169
		205,616
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	113	16,851
AutoZone, Inc.*	34	26,124
Bed Bath & Beyond, Inc.	449	19,356
Best Buy Co., Inc.	965	36,844
CarMax, Inc.*	73	3,894
Foot Locker, Inc.	222	15,034
Home Depot, Inc. (The)	69	8,879
L Brands, Inc.	202	14,295
Lowe’s Cos., Inc.	105	7,582
O’Reilly Automotive, Inc.*	16	4,482
Ross Stores, Inc.	96	6,173
Tiffany & Co.	141	10,241
TJX Cos., Inc. (The)	258	19,293
Tractor Supply Co.	98	6,600
Ulta Salon Cosmetics & Fragrance, Inc.*	88	20,942
		216,590
Technology Hardware, Storage & Peripherals - 0.3%
NetApp, Inc.	696	24,931

Textiles, Apparel & Luxury Goods - 1.4%
Coach, Inc.	670	24,495
Hanesbrands, Inc.	370	9,343
Michael Kors Holdings Ltd.*	454	21,243
NIKE, Inc., Class B	308	16,216
PVH Corp.	256	28,288
VF Corp.	145	8,127
		107,712
Thrifts & Mortgage Finance - 0.4%
New York Community Bancorp, Inc.	2,136	30,395

Tobacco - 0.7%
Altria Group, Inc.	267	16,882
Philip Morris International, Inc.	175	17,014
Reynolds American, Inc.	386	18,200
		52,096
Trading Companies & Distributors - 0.4%
Fastenal Co.	302	12,618

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor U.S. Large Cap Index Fund

Schedule of Investments (concluded)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
W.W. Grainger, Inc.	73	16,413
		29,031
Water Utilities - 0.8%
American Water Works Co., Inc.	870	65,111

Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc.*	689	32,190

TOTAL COMMON STOCKS (Cost $7,428,616)		7,845,440

	No. of Rights

RIGHTS - 0.0%(a)

Food & Staples Retailing - 0.0%(a)
Safeway, Inc. (Casa Ley subsidiary)*(b)	196	2
Safeway, Inc. (PDC subsidiary)*(b)	196	480

TOTAL RIGHTS (Cost $–)		482

Total Investments - 100.3% (Cost $7,428,616)		7,845,922
Liabilities Less Other Assets - (0.3%)		(19,580)
Net assets - 100.0%		7,826,342

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Security fair valued as of 9/30/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 9/30/2016 amounted to $482, which represents approximately 0.01% of net assets of the fund.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$639,332
Aggregate gross unrealized depreciation	(240,245)
Net unrealized appreciation	$399,087
Federal income tax cost of investments	$7,446,835

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor Developed Europe Index Fund

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 100.7%

Aerospace & Defense - 1.1%
Airbus Group SE	8	484
BAE Systems plc	321	2,185
Leonardo-Finmeccanica SpA*	134	1,520
MTU Aero Engines AG	36	3,643
Rolls-Royce Holdings plc*	98	917
Safran SA	22	1,582
Thales SA	29	2,672
		13,003
Air Freight & Logistics - 1.0%
Bollore SA	679	2,362
bpost SA	127	3,437
Deutsche Post AG	18	563
Royal Mail plc	847	5,386
		11,748
Airlines - 0.3%
Deutsche Lufthansa AG	166	1,848
International Consolidated Airlines Group SA	140	725
Ryanair Holdings plc	112	1,530
		4,103
Auto Components - 0.7%
Cie Generale des Etablissements Michelin	24	2,656
Continental AG	2	421
Faurecia	14	549
GKN plc	180	749
Nokian Renkaat OYJ	63	2,297
Plastic Omnium SA	25	829
Valeo SA	12	700
		8,201
Automobiles - 0.3%
Bayerische Motoren Werke AG	2	168
Daimler AG	12	846
Ferrari NV	1	52
Fiat Chrysler Automobiles NV	99	629
Peugeot SA*	52	794
Porsche Automobil Holding SE (Preference)	4	204
Renault SA	8	657
Volkswagen AG (Preference)	4	526
		3,876
Banks - 4.0%
ABN AMRO Group NV, CVA(a)	39	807
Banca Monte dei Paschi di Siena SpA*	1,591	333
Banca Popolare dell’Emilia Romagna SC	338	1,258
Banca Popolare di Milano Scarl	3,648	1,464
Banco Bilbao Vizcaya Argentaria SA	53	321
Banco de Sabadell SA	482	618
Banco Popolare SC	407	959
Banco Popular Espanol SA	1,133	1,402
Banco Santander SA	106	470
Bank of Ireland*	4,291	897
Bankia SA	2,165	1,776
Bankinter SA	415	2,953
Barclays plc	620	1,351
BNP Paribas SA	10	514
CaixaBank SA	459	1,160
Commerzbank AG	66	426
Credit Agricole SA	48	474
Danske Bank A/S	125	3,649
DNB ASA	74	969
Erste Group Bank AG*	48	1,422
HSBC Holdings plc	514	3,864
ING Groep NV	58	716

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor Developed Europe Index Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Intesa Sanpaolo SpA	374	830
Jyske Bank A/S	59	2,752
KBC Group NV	32	1,864
Lloyds Banking Group plc	4,581	3,246
Mediobanca SpA	178	1,158
Natixis SA	217	1,012
Nordea Bank AB	163	1,620
Royal Bank of Scotland Group plc*	456	1,059
Skandinaviska Enskilda Banken AB, Class A	63	634
Societe Generale SA	9	311
Standard Chartered plc*	202	1,649
Svenska Handelsbanken AB, Class A	133	1,830
Swedbank AB, Class A	74	1,741
UniCredit SpA	80	186
Unione di Banche Italiane SpA	294	677
		48,372
Beverages - 2.0%
Anheuser-Busch InBev SA/NV	10	1,310
Carlsberg A/S, Class B	53	5,055
Davide Campari-Milano SpA	320	3,607
Diageo plc	94	2,699
Heineken Holding NV	21	1,685
Heineken NV	21	1,848
Pernod Ricard SA	9	1,066
SABMiller plc	105	6,131
		23,401
Biotechnology - 0.3%
Actelion Ltd.*	8	1,388
Genmab A/S*	12	2,047
Grifols SA	40	862
		4,297
Building Products - 0.8%
Assa Abloy AB, Class B	75	1,526
Cie de Saint-Gobain	7	302
Geberit AG	8	3,511
Kingspan Group plc	100	2,695
Nibe Industrier AB, Class B	136	1,212
		9,246
Capital Markets - 1.9%
3i Group plc	295	2,493
Amundi SA(a)	16	836
Azimut Holding SpA	38	559
Credit Suisse Group AG*	104	1,363
Deutsche Bank AG*	18	234
IG Group Holdings plc	226	2,557
Julius Baer Group Ltd.*	24	979
London Stock Exchange Group plc	51	1,855

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor Developed Europe Index Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Partners Group Holding AG	19	9,604
Schroders plc	39	1,366
UBS Group AG	57	778
		22,624
Chemicals - 4.6%
Air Liquide SA	8	858
Akzo Nobel NV	7	474
Arkema SA	19	1,759
BASF SE	5	428
Chr Hansen Holding A/S	110	6,541
Clariant AG*	113	1,949
Covestro AG(a)	16	946
Croda International plc	161	7,286
EMS-Chemie Holding AG	8	4,304
Evonik Industries AG	45	1,522
FUCHS PETROLUB SE (Preference)	49	2,236
Givaudan SA	2	4,079
Johnson Matthey plc	29	1,241
K+S AG	58	1,101
Koninklijke DSM NV	67	4,530
LANXESS AG	16	994
Linde AG	6	1,020
Novozymes A/S, Class B	58	2,552
Solvay SA	10	1,157
Symrise AG	53	3,885
Umicore SA	71	4,455
Yara International ASA	66	2,193
		55,510
Commercial Services & Supplies - 1.7%
Babcock International Group plc	326	4,383
Edenred	36	842
ISS A/S	107	4,443
Rentokil Initial plc	1,047	3,023
Securitas AB, Class B	244	4,095
Societe BIC SA	25	3,699
		20,485
Communications Equipment - 0.1%
Nokia OYJ	94	545
Telefonaktiebolaget LM Ericsson, Class B	141	1,020
		1,565
Construction & Engineering - 1.3%
ACS Actividades de Construccion y Servicios SA	32	967
Boskalis Westminster	51	1,817
Bouygues SA	59	1,956
Eiffage SA	40	3,109
Ferrovial SA	112	2,385
HOCHTIEF AG	12	1,693
Orascom Construction Ltd.*	4	23
Skanska AB, Class B	69	1,613
Vinci SA	25	1,914
		15,477
Construction Materials - 1.0%
CRH plc	42	1,405
HeidelbergCement AG	15	1,417
Imerys SA	33	2,384
Italcementi SpA*	185	2,200
LafargeHolcim Ltd.*	16	867
Wienerberger AG	185	3,142
		11,415
Consumer Finance - 0.5%
Provident Financial plc	157	6,186

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor Developed Europe Index Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Containers & Packaging - 1.2%
Ball Corp.	48	3,933
BillerudKorsnas AB	107	1,896
DS Smith plc	403	2,012
Huhtamaki OYJ	98	4,566
Smurfit Kappa Group plc	104	2,326
		14,733
Diversified Financial Services - 2.6%
Ackermans & van Haaren NV	29	3,844
Bolsas y Mercados Espanoles SHMSF SA	27	803
Eurazeo SA	19	1,103
Euronext NV(a)	31	1,323
EXOR SpA	51	2,066
Groupe Bruxelles Lambert SA	40	3,548
Industrivarden AB, Class C	152	2,816
Investor AB, Class B	44	1,611
Kinnevik AB, Class B	65	1,660
Pargesa Holding SA	59	4,050
Sofina SA	45	6,430
Wendel SA	20	2,336
		31,590
Diversified Telecommunication Services - 2.9%
BT Group plc	592	2,992
Cellnex Telecom SAU(a)	50	905
Deutsche Telekom AG	106	1,777
Elisa OYJ	102	3,763
Iliad SA	8	1,679
Inmarsat plc	431	3,947
Koninklijke KPN NV	425	1,411
Orange SA	79	1,237
Proximus SADP	101	3,017
SFR Group SA	24	707
Swisscom AG	3	1,429
TDC A/S*	726	4,271
Telecom Italia SpA*	1,034	859
Telefonica Deutschland Holding AG	649	2,612
Telefonica SA	19	192
Telia Co. AB	326	1,462
Vivendi SA	132	2,663
		34,923
Electric Utilities - 2.6%
Acciona SA	32	2,419
EDP - Energias de Portugal SA	414	1,391
Electricite de France SA	158	1,923
Endesa SA	402	8,620
Enel SpA	300	1,338
Fortum OYJ	221	3,571
Iberdrola SA	393	2,673
Red Electrica Corp. SA	116	2,503
SSE plc	225	4,583
Terna Rete Elettrica Nazionale SpA	521	2,686
		31,707

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor Developed Europe Index Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Electrical Equipment - 0.7%
ABB Ltd.*	36	810
Gamesa Corp. Tecnologica SA	68	1,629
Legrand SA	8	472
Nordex SE*	21	638
OSRAM Licht AG	49	2,878
Prysmian SpA	54	1,415
Schneider Electric SE	7	488
Vestas Wind Systems A/S	10	823
		9,153
Electronic Equipment, Instruments & Components - 0.6%
Fingerprint Cards AB, Class B*	95	1,114
Halma plc	255	3,475
Hexagon AB, Class B	20	875
Ingenico Group SA	13	1,136
		6,600
Energy Equipment & Services - 0.8%
Saipem SpA*	2,691	1,139
SBM Offshore NV	313	4,448
Technip SA	32	1,966
Tenaris SA	101	1,439
		8,992
Equity Real Estate Investment Trusts (REITs) - 3.7%
British Land Co. plc (The)	372	3,056
Cofinimmo SA	50	6,220
Fonciere Des Regions	43	4,009
Gecina SA	41	6,457
Hammerson plc	489	3,729
ICADE	50	3,901
Klepierre	30	1,376
Land Securities Group plc	250	3,436
Merlin Properties Socimi SA	270	3,197
Segro plc	449	2,647
Unibail-Rodamco SE	7	1,888
Wereldhave NV	78	3,952
		43,868
Food & Staples Retailing - 2.8%
Casino Guichard Perrachon SA	30	1,460
Colruyt SA	83	4,604
Distribuidora Internacional de Alimentacion SA	102	632
ICA Gruppen AB	153	5,059
J Sainsbury plc	1,602	5,115
Jeronimo Martins SGPS SA	193	3,348
Kesko OYJ, Class B	105	4,838
Koninklijke Ahold Delhaize NV	134	3,055
Tesco plc*	620	1,473
Wm Morrison Supermarkets plc	1,553	4,396
		33,980
Food Products - 3.2%
Aryzta AG*	75	3,335
Associated British Foods plc	28	946
Barry Callebaut AG*	3	3,995
Danone SA	31	2,301
Glanbia plc	282	5,427
Kerry Group plc, Class A	42	3,500
Marine Harvest ASA*	185	3,313
Nestle SA	60	4,738
Orkla ASA	565	5,839
Tate & Lyle plc	178	1,732
Viscofan SA	56	3,031
		38,157
Gas Utilities - 1.1%
Enagas SA	94	2,828
Gas Natural SDG SA	69	1,419
Rubis SCA	64	5,869
Snam SpA	478	2,652
		12,768

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor Developed Europe Index Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Health Care Equipment & Supplies - 2.1%
BioMerieux	5	746
Coloplast A/S, Class B	34	2,637
Elekta AB, Class B	246	2,385
Essilor International SA	10	1,290
Getinge AB, Class B	164	3,183
GN Store Nord A/S	115	2,475
Sartorius AG (Preference)	40	3,330
Smith & Nephew plc	109	1,761
Sonova Holding AG	27	3,830
Straumann Holding AG	9	3,526
		25,163
Health Care Providers & Services - 1.3%
Fresenius Medical Care AG & Co. KGaA	48	4,195
Fresenius SE & Co. KGaA	50	3,990
Orpea	81	7,180
		15,365
Hotels, Restaurants & Leisure - 1.8%
Carnival plc	121	5,923
Compass Group plc	125	2,428
Elior SA(a)	184	4,214
InterContinental Hotels Group plc	58	2,396
Paddy Power Betfair plc	14	1,584
Sodexo SA	11	1,310
TUI AG	117	1,667
Whitbread plc	37	1,882
		21,404
Household Durables - 1.9%
Barratt Developments plc	458	2,941
Berkeley Group Holdings plc	118	3,955
Electrolux AB, Series B	35	879
Husqvarna AB, Class B	178	1,555
Persimmon plc	191	4,503
SEB SA	38	5,363
Taylor Wimpey plc	2,153	4,310
		23,506
Household Products - 0.7%
Henkel AG & Co. KGaA (Preference)	5	680
Reckitt Benckiser Group plc	33	3,114
Svenska Cellulosa AB SCA, Class B	159	4,729
		8,523
Independent Power and Renewable Electricity Producers - 0.0%(b)
Uniper SE*	6	74

Industrial Conglomerates - 1.1%
DCC plc	50	4,563
Koninklijke Philips NV	61	1,808
Rheinmetall AG	33	2,298
Siemens AG	10	1,171

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor Developed Europe Index Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Smiths Group plc	192	3,651
		13,491
Insurance - 8.0%
Admiral Group plc	204	5,430
Aegon NV	122	468
Ageas	62	2,262
Allianz SE	15	2,227
Assicurazioni Generali SpA	98	1,196
Aviva plc	207	1,184
AXA SA	73	1,554
Baloise Holding AG	50	6,060
CNP Assurances	84	1,412
Delta Lloyd NV	249	1,144
Direct Line Insurance Group plc	2,999	14,211
Gjensidige Forsikring ASA	365	6,814
Hannover Rueck SE	34	3,643
Helvetia Holding AG	9	4,547
Legal & General Group plc	727	2,065
Mapfre SA	477	1,335
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13	2,425
NN Group NV	96	2,951
Old Mutual plc	349	917
Poste Italiane SpA(a)	117	803
Prudential plc	50	887
RSA Insurance Group plc	1,325	9,398
Sampo OYJ, Class A	59	2,626
SCOR SE	106	3,296
St James’s Place plc	138	1,699
Standard Life plc	418	1,867
Swiss Life Holding AG*	16	4,151
Swiss Re AG	50	4,521
Unipol Gruppo Finanziario SpA	109	278
UnipolSai SpA	943	1,534
Zurich Insurance Group AG*	12	3,095
		96,000
Internet & Direct Marketing Retail - 0.1%
Yoox Net-A-Porter Group SpA*	37	1,146
Zalando SE*(a)	16	668
		1,814
Internet Software & Services - 0.5%
Auto Trader Group plc(a)	331	1,743
Rightmove plc	38	2,084
United Internet AG	50	2,213
		6,040
IT Services - 1.3%
Altran Technologies SA*	55	813
Amadeus IT Group SA, Class A	35	1,749
Atos SE	20	2,156
Capgemini SA	24	2,351
Tieto OYJ	108	3,411
Wirecard AG	83	4,314
Worldpay Group plc(a)	290	1,116
		15,910
Leisure Products - 0.2%
Amer Sports OYJ	69	2,111

Life Sciences Tools & Services - 1.1%
Eurofins Scientific SE	5	2,272
Gerresheimer AG	44	3,740
Lonza Group AG*	37	7,084
		13,096

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor Developed Europe Index Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Machinery - 2.8%
Aalberts Industries NV	48	1,637
Alfa Laval AB	44	691
Alstom SA*	155	4,101
ANDRITZ AG	50	2,723
CNH Industrial NV	76	544
Duerr AG	7	588
GEA Group AG	20	1,110
Georg Fischer AG	3	2,630
KION Group AG	38	2,461
Kone OYJ, Class B	28	1,421
Krones AG	11	1,071
MAN SE	57	6,011
Metso OYJ	50	1,459
Schindler Holding AG	16	3,007
SKF AB, Class B	30	519
Trelleborg AB, Class B	85	1,667
Volvo AB, Class B	69	788
Zardoya Otis SA	166	1,597
		34,025
Marine - 0.4%
AP Moeller - Maersk A/S, Class B	1	1,467
Kuehne + Nagel International AG	24	3,491
		4,958
Media - 3.2%
Altice NV, Class A*	23	413
Axel Springer SE	56	2,868
Eutelsat Communications SA	208	4,308
Informa plc	468	4,328
JCDecaux SA	66	2,135
Lagardere SCA	131	3,337
Mediaset Espana Comunicacion SA	100	1,186
Mediaset SpA	564	1,771
NOS SGPS SA	388	2,641
Pearson plc	182	1,780
ProSiebenSat.1 Media SE	24	1,028
Publicis Groupe SA	15	1,135
Rizzoli Corriere Della Sera Mediagroup SpA*	6	6
Sky plc	263	3,054
Technicolor SA	290	1,980
Telenet Group Holding NV*	55	2,870
WPP plc	159	3,747
		38,587
Metals & Mining - 2.6%
Acerinox SA	141	1,866
Anglo American plc*	166	2,086
ArcelorMittal*	155	949
Aurubis AG	56	3,139
BHP Billiton plc	87	1,314
Boliden AB	84	1,977
Glencore plc*	505	1,392
Norsk Hydro ASA	361	1,556
Randgold Resources Ltd.	144	14,562
Rio Tinto plc	44	1,472

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor Developed Europe Index Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
voestalpine AG	17	588
		30,901
Multiline Retail - 0.3%
Marks & Spencer Group plc	303	1,303
Next plc	47	2,916
		4,219
Multi-Utilities - 2.1%
A2A SpA	1,870	2,641
E.ON SE	64	454
Engie SA	82	1,271
Hera SpA	1,220	3,288
National Grid plc	768	10,894
RWE AG*	63	1,086
Suez	160	2,642
Veolia Environnement SA	106	2,442
		24,718
Oil, Gas & Consumable Fuels - 2.4%
BP plc	319	1,865
Eni SpA	69	994
Galp Energia SGPS SA	238	3,254
Koninklijke Vopak NV	35	1,838
Lundin Petroleum AB*	162	2,967
Neste OYJ	146	6,225
OMV AG	150	4,319
Repsol SA	57	773
Royal Dutch Shell plc, Class A	89	2,213
Royal Dutch Shell plc, Class B	89	2,308
Statoil ASA	74	1,240
TOTAL SA	28	1,327
		29,323
Paper & Forest Products - 0.5%
Mondi plc	164	3,458
Stora Enso OYJ, Class R	147	1,306
UPM-Kymmene OYJ	66	1,394
		6,158
Personal Products - 0.9%
Beiersdorf AG	12	1,132
L’Oreal SA	12	2,267
Ontex Group NV	42	1,333
Unilever NV, CVA	35	1,615
Unilever plc	104	4,937
		11,284
Pharmaceuticals - 3.4%
AstraZeneca plc	35	2,275
Bayer AG	4	402
Galenica AG	2	2,127
GlaxoSmithKline plc	194	4,141
Ipsen SA	49	3,441
Meda AB, Class A(c)	347	6,318
Merck KGaA	11	1,186
Novartis AG	20	1,576
Novo Nordisk A/S, Class B	61	2,535
Orion OYJ, Class B	119	4,693
Recordati SpA	114	3,665
Roche Holding AG	7	1,740
Sanofi	36	2,737
STADA Arzneimittel AG	23	1,278
UCB SA	43	3,326
		41,440

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor Developed Europe Index Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Professional Services - 2.6%
Bureau Veritas SA	140	3,004
Capita plc	349	3,037
Experian plc	185	3,711
Intertek Group plc	107	4,850
Randstad Holding NV	8	365
RELX NV	105	1,887
RELX plc	168	3,193
SGS SA	1	2,244
Teleperformance	68	7,254
Wolters Kluwer NV	35	1,498
		31,043
Real Estate Management & Development - 4.1%
BUWOG AG*	42	1,137
Castellum AB	298	4,470
Deutsche EuroShop AG	103	4,786
Deutsche Wohnen AG	103	3,745
IMMOFINANZ AG*	822	1,931
LEG Immobilien AG*	56	5,361
Nexity SA*	75	3,961
PSP Swiss Property AG	89	8,492
Swiss Prime Site AG	111	9,756
Vonovia SE	139	5,265
		48,904
Road & Rail - 0.5%
DSV A/S	119	5,927

Semiconductors & Semiconductor Equipment - 0.6%
ams AG	31	1,007
ASM International NV	62	2,537
Dialog Semiconductor plc*	29	1,118
Infineon Technologies AG	40	714
STMicroelectronics NV	275	2,246
		7,622
Software - 1.8%
Dassault Systemes	58	5,034
Micro Focus International plc	67	1,913
Sage Group plc (The)	615	5,896
SAP SE	22	2,000
Software AG	70	2,967
Temenos Group AG*	29	1,831
UBISOFT Entertainment*	42	1,586
		21,227
Specialty Retail - 1.1%
Dixons Carphone plc	465	2,226
Dufry AG*	12	1,505
Fielmann AG	10	815
Hennes & Mauritz AB, Class B	33	932
Industria de Diseno Textil SA	38	1,409
Kingfisher plc	1,207	5,910
		12,797
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	33	742

Textiles, Apparel & Luxury Goods - 1.7%
adidas AG	14	2,431
Burberry Group plc	54	967
Christian Dior SE	5	896
Cie Financiere Richemont SA	34	2,076

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor Developed Europe Index Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Hermes International	9	3,664
HUGO BOSS AG	25	1,383
Kering	11	2,220
Luxottica Group SpA	28	1,338
LVMH Moet Hennessy Louis Vuitton SE	8	1,365
Moncler SpA	67	1,144
Pandora A/S	10	1,209
Swatch Group AG (The)	5	1,417
		20,110
Thrifts & Mortgage Finance - 0.0%(b)
Aareal Bank AG	19	627

Tobacco - 0.7%
British American Tobacco plc	31	1,986
Imperial Brands plc	36	1,858
Swedish Match AB	124	4,556
		8,400
Trading Companies & Distributors - 1.4%
Ashtead Group plc	121	1,998
Brenntag AG	11	601
Bunzl plc	199	5,894
Rexel SA	98	1,503
Travis Perkins plc	203	4,071
Wolseley plc	48	2,715
		16,782
Transportation Infrastructure - 1.2%
Abertis Infraestructuras SA	86	1,340
Aena SA(a)	5	738
Aeroports de Paris	25	2,480
Atlantia SpA	50	1,269
Flughafen Zuerich AG	21	4,112
Fraport AG Frankfurt Airport Services Worldwide	51	2,790
Groupe Eurotunnel SE	188	2,036
		14,765
Water Utilities - 1.6%
Pennon Group plc	395	4,577
Severn Trent plc	233	7,582
United Utilities Group plc	574	7,478
		19,637
Wireless Telecommunication Services - 0.8%
Drillisch AG	17	826
Freenet AG	79	2,310
Tele2 AB, Class B	499	4,313
Vodafone Group plc	923	2,659
		10,108

TOTAL COMMON STOCKS (Cost $1,224,466)		1,212,781

Total Investments - 100.7% (Cost $1,224,466)		1,212,781
Liabilities Less Other Assets - (0.7%)		(8,345)
Net assets - 100.0%		1,204,436

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment advisor and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at 9/30/2016 amounts to $14,099, which represents approximately 1.17% of net assets of the fund.
(b)	Represents less than 0.05% of net assets.
(c)	Security fair valued as of 9/30/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 9/30/2016 amounted to $6,318, which represents approximately 0.52% of net assets of the fund.

Abbreviations
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$97,240
Aggregate gross unrealized depreciation	(110,974)
Net unrealized depreciation	$(13,734)
Federal income tax cost of investments	$1,226,515

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor Developed Europe Index Fund

Schedule of Investments (concluded)

September 30, 2016 (Unaudited)

ETFS Diversified-Factor Developed Europe Index Fund invested, as a percentage of net assets, in the following countries as of September 30, 2016:

United Kingdom	24.8%
France	14.7%
Switzerland	11.4%
Germany	10.7%
Sweden	6.1%
Spain	4.6%
Belgium	4.1%
Denmark	4.0%
Italy	4.0%
Netherlands	3.8%
Finland	3.7%
Ireland	1.9%
Norway	1.8%
Austria	1.4%
Jersey	1.2%
Portugal	0.9%
United States	0.8%
Luxembourg	0.4%
South Africa	0.3%
Australia	0.1%
United Arab Emirates	0.0%*
Other [1]	(0.7%)
100.0%

*	Amount rounds to less than 0.1%.
[1]	Includes any non-equity securities and other assets and liabilities.

See accompanying notes to schedule of investments.

ETFS Trust

Notes to Schedules of Portfolio Investments

September 30, 2016 (Unaudited)

1.	Organization

ETFS Trust (the “Trust”) was organized as a Delaware statutory trust on January 9, 2014 and is authorized to issue multiple series or portfolios. The Trust currently consists of four series (collectively the “Funds” or individually a “Fund”): ETFS Zacks Earnings Large-Cap U.S. Index Fund, ETFS Zacks Earnings Small-Cap U.S. Index Fund (the “Zacks Earnings Funds”), ETFS Diversified-Factor U.S. Large Cap Index Fund and ETFS Diversified-Factor Developed Europe Index Fund (the “Diversified Factor Funds”). The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Each Fund seeks to achieve its objective by investing primarily in securities that comprise its relevant index and through transactions that provide substantially similar exposure to securities in the index. Each Fund operates as an index fund and is not actively managed.

The ETFS Zacks Earnings Large-Cap U.S. Index Fund and ETFS Zacks Earnings Small-Cap U.S. Index Fund commenced investment operations on January 20, 2015. The ETFS Diversified-Factor U.S. Large Cap Index Fund and ETFS Diversified-Factor Developed Europe Index Fund commenced investment operations on January 27, 2015.

2.	Summary of Significant Accounting Policies

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Funds are investment companies and, accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies. The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation:

The net asset value (“NAV”) of each Fund is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange Arca (“NYSE Arca” or the “Listing Exchange”), generally 4:00 p.m. Eastern Standard Time (the “NAV Calculation Time”).

NAV per share is calculated by dividing a Fund’s NAV by the number of Fund shares outstanding.

In calculating each Fund’s NAV, investments generally are valued at their current market value using market quotations. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

In certain instances, such as when reliable market quotations are not readily available or are not deemed to reflect current market values, the Fund’s investments will be valued in accordance with each Fund’s pricing policy and procedures as determined in good faith by the Trust’s Board of Trustees (the “Board”). The Board has by appropriate resolutions, designated the Fair Value Pricing Committee to make all necessary determinations of fair value of the portfolio securities for which market quotations are not readily available. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

ETFS Trust

Notes to Schedules of Portfolio Investments

September 30, 2016 (Unaudited)

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1 —	Unadjusted quoted prices in active markets for identical assets on the measurement date that the Funds have the ability to access.

•	Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 —	Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. For each of the Funds, there were no transfers between Level 1 and 3, or Level 2 and 3 during the period ended September 30, 2016, based on levels assigned to securities on December 31, 2015. Transfers between Level 1 and 2 are included in a summary of the valuations below. There were no Level 3 investments held for the period ended September 30, 2016.

The following is a summary of the valuations as of September 30, 2016, for each Fund based upon the three levels defined above. Please refer to the Schedules of Investments for segregation by industry type.

ETFS Trust

Notes to Schedules of Portfolio Investments

September 30, 2016 (Unaudited)

	LEVEL 1		LEVEL 2
	Common Stocks/Shares of Beneficial	Rights	Common Stocks/Shares of Beneficial		Rights	TOTAL
ETFS Zacks Earnings Large-Cap U.S. Index Fund	$1,342,579	$—	$—		$—	$1,342,579
ETFS Zacks Earnings Small-Cap U.S. Index Fund	1,244,425	—	—		—	1,244,425
ETFS Diversified-Factor U.S. Large Cap Index Fund	7,845,440	—	—		482	7,845,922
ETFS Diversified-Factor Developed Europe Index Fund	1,206,463	—	6,318	(a)	—	1,212,781

(a)

During the period ended September 30, 2016, the ETFS Diversified-Factor Developed Europe Index Fund changed classification of security with a market value of $6,318 or 0.52% of the Fund’s net assets from Level 1 to Level 2 due to security being valued with other observable inputs.

3.	Subsequent Events

ETF Securities announced that it plans to liquidate two funds: The ETFS Diversified-Factor U.S. Large Cap Index Fund and ETFS Diversified-Factor Developed Europe Index Fund (each, a “Fund” and together, the “Funds”). Trading in the Funds on NYSE Arca will be halted prior to the market opening on November 22, 2016. Proceeds of the liquidation will be paid to the shareholders remaining in each Fund on or about November 28, 2016.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ETFS Trust

By:	/s/ Graham Tuckwell
Graham Tuckwell
President
November 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Graham Tuckwell
Graham Tuckwell
President
November 16, 2016

By:	/s/ Joe Roxburgh
Joe Roxburgh
Principal Financial Officer and Treasurer
November 16, 2016